DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


Delaware
American Services
Fund

Class A o Class B o Class C

Prospectus March 1, 2001


Growth of Capital Fund

(Growth of Capital Artwork)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents


 .................................................................
Fund profile                                               page 2
Delaware American Services Fund                                 2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 .................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
 .................................................................
About your account                                        page 11
Investing in the Fund                                          11
   Choosing a share class                                      11
How to reduce your sales charge                                13
How to buy shares                                              14
Retirement plans                                               15
How to redeem shares                                           16
Account minimums                                               17
Special services                                               17
Dividends, distributions and taxes                             19
 .................................................................
Financial highlights                                      page 20

Profile: Delaware American Services Fund

What is the Fund's goal?
Delaware American Services Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. The Fund may from time to time focus more on any one of these sectors over the others and may invest in securities of companies in other service sectors. The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices.

Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund may from time to time invest a significant portion of its assets in the financial services, business services or consumer services sectors. In instances when there is greater concentration in the financial services sector, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect that sector. Financial services companies are subject to extensive government regulation which tends to limit the financial commitments that the companies can make and the interest rates and other fees they can charge. These limitations can have a significant effect on the profitability of a financial services company. Also financial services companies may be hurt when interest rates rise sharply, although not all participants are affected equally. These stocks may also be vulnerable to rapidly rising inflation. Moreover, government deregulation of the industry may stall, which could limit the profit potential of industry participants. In instances where the Fund concentrates more heavily in the other two sectors, the Fund may be particularly sensitive to the general market and other economic conditions affecting companies within those sectors.

In addition, the smaller companies that Delaware American Services Fund may invest in may involve greater risk than other companies due to narrower lines of products or services, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term.

Delaware American Services Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of a non-diversified, more concentrated, fund focusing on companies in limited market sectors.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?       CLASS                                                    A            B            C
-----------------------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from    Maximum sales charge (load) imposed on
your investments when you buy or sell           purchases as a percentage of offering price        5.75%        none         none
shares of the Fund.                          Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower                none(1)       5%(2)        1%(3)
                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                none        none         none
                                             Redemption fees                                        none        none         none
-----------------------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees                                       0.75%       0.75%        0.75%
deducted from the Fund's assets.             Distribution and service (12b-1) fees                 0.25%(4)    1.00%        1.00%
                                             Other expenses                                        0.65%       0.65%        0.65%
                                             Total operating expenses                              1.65%       2.40%        2.40%
                                             Fee waivers and payments(5)                         (0.20%)     (0.20%)      (0.20%)
                                             Net expenses                                          1.45%       2.20%        2.20%


                                             CLASS(7)           A           B            B           C            C
                                                                             (if redeemed)            (if redeemed)
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This example is intended to help you         1 year          $714        $223         $723        $223         $323
compare the cost of investing in the         3 years       $1,047        $729       $1,029        $729         $729
Fund to the cost of investing in other       5 years       $1,403      $1,262       $1,462      $1,262       $1,262
mutual funds with similar investment         10 years      $2,401      $2,726       $2,726      $2,721       $2,721
objectives. We show the cumulative
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5%
return over the time shown.(6) This is an
example only, and does not represent
future expenses, which may be greater or
less than those shown here.

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 5%, which declines to 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Class A shares are subject to a 12b-1 fee of 0.30% (fixed at 0.25% by the Board of Trustees) of average daily net assets and Class B and Class C shares are each subject to a 12b-1 fee of 1.00% of average daily net assets.
(5) The investment manager has contracted to waive fees and pay expenses through February 28, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding 1.20% of average daily net assets.
(6) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.
(7) Class B shares automatically convert to Class A shares at the end of the eighth year. Information for the ninth and tenth years reflects expenses of the Class A shares.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Fund strives to identify companies that offer the potential for long-term price appreciation. We invest at least 65% of the Fund's net assets in stocks of U.S. companies in the financial services, business services and consumer services industries. From time to time, the Fund may focus its investments on companies in one of these sectors over companies in the other two and may invest in companies outside of these three service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in the services sectors of the economy. In our search for such companies, we will evaluate a stock's current valuation by reviewing such factors as price-to-earnings, price-to-book, price-to-free cashflow and revenues, as well as historic and projected earnings and growth rates. Additional factors, including cost of capital and employee utilization characteristics, such as revenue per employee, may also be taken into account.

Once we identify stocks that have attractive characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, how high the company's return on equity is, and how stringent the company's financial and accounting policies are.

The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks

o Thrift and savings banks

o Insurance companies

o Home, auto and other specialty finance companies

o Securities brokerage firms

o Investment management firms

o Publicly traded, government-sponsored financial intermediaries

o Financial conglomerates

How to use
this glossary
The glossary includes
definitions of investment          Glossary A-C   Amortized cost                                    Average maturity
terms used throughout the                         --------------------------------------------------------------------------------
Prospectus. If you would like                     Amortized cost is a method used to value          An average of when the
to know the meaning of an                         a fixed-income security that starts with          individual bonds and other
investment term that is not                       the face value of the security and then           debt securities held in a
explained in the text please                      adds or subtracts from that value                 portfolio will mature.
check the glossary.                               depending on whether the purchase price
                                                  was greater or less than the value of
                                                  the security at maturity. The amount
                                                  greater or less than the par value is
                                                  divided equally over the time remaining
                                                  until maturity.

The Fund will invest in the common stocks of companies in the business services industry. These may include, but are not limited to:

o Database management companies

o Environmental services companies

o Consulting firms

o Advertising companies

o Contract product distribution companies

o Employment and staffing companies

o Telemarketing firms

o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer services industry. These may include, but are not limited to:

o Retail services

o Cable, media and publishing companies

o Leisure, lodging, and entertainment companies

o Telecommunications companies

o Restaurants

Delaware American Services Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we      Stocks offer investors the potential for capital
typically invest in    appreciation, and may pay dividends as well.

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                    Securities                                             How we use them
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
Common stocks: Securities that represent shares of      We invest at least 65% of the Fund's total assets in equity securities
ownership in a corporation. Stockholders                (including common stocks and convertible securities). Generally,
participate in the corporation's profits and            however, we invest 90% to 100% of net assets in common stock. The Fund
losses, proportionate to the number of shares they      may invest in common stocks of any market capitalization.
own.
----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary              Although the Fund may invest up to 25% of its net assets in foreign
Receipts: Securities of foreign entities issued         securities, we have no present intention of doing so. We may invest
directly or, in the case of American Depositary         without limit in ADRs and will do so when we believe they offer
Receipts, through a U.S. bank. ADRs represent a         greater value and greater appreciation potential than U.S. securities.
bank's holdings of a stated number of shares of a
foreign corporation. An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and
sold the same as U.S. securities.
----------------------------------------------------------------------------------------------------------------------------------



Bond                                                   Bond ratings                                           Capital
----------------------------------------------------------------------------------------------------------------------------------
A debt security, like an IOU, issued by a company,     Independent evaluations of creditworthiness,           The amount of
municipality or government agency. In return for       ranging from Aaa/AAA (highest quality) to D            money you invest.
lending money to the issuer, a bond buyer              (lowest quality). Bonds rated Baa/BBB or better
generally receives fixed periodic interest             are considered investment grade. Bonds rated Ba/BB
payments and repayment of the loan amount on a         or lower are commonly known as junk bonds. See
specified maturity date. A bond's price changes        also Nationally recognized statistical ratings
prior to maturity and is inversely related to          organization.
current interest rates. When interest rates rise,
bond prices fall, and when interest rates fall,
bond prices rise.

----------------------------------------------------------------------------------------------------------------------------------
                      Securities                                                How we use them
----------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks       The Fund may invest in convertible securities and selects them on the
or corporate bonds that can be exchanged for a set     basis of the common stock into which they can be converted, not on the
number of shares of common stock at a                  basis of the debt ratings of the convertible securities.
predetermined price.
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a          Typically, the Fund uses repurchase agreements as a short-term
buyer of securities, such as the Fund, and seller      investment for its cash position. In order to enter into these
of securities, in which the seller agrees to buy       repurchase agreements, the Fund must have collateral of at least 102%
the securities back within a specified time at the     of the repurchase price. (The Fund may not have more than 10% of its
same price the buyer paid for them, plus an amount     assets in repurchase agreements with maturities of over seven days.)
equal to an agreed upon interest rate. Repurchase      The Fund will only enter into repurchase agreements in which the
agreements are often viewed as equivalent to cash.     collateral is comprised of U.S. government securities.
----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities     The Fund may invest in privately placed securities including those that are
whose resale is restricted under securities law.       eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A Securities.
----------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right to      If we have stocks in the Fund that have unrealized gains because of
buy or sell a security at an agreed upon price at      past appreciation, we would want to protect those gains when we
a future date. The purchaser of an option may or       anticipate adverse conditions. We might use options or futures to
may not choose to go through with the transaction.     neutralize the effect of any price declines, without selling the security. For example, we might buy a put option giving us the right
Futures contracts are agreements for the purchase      to sell the stock at a specific price on a specific date in the
or sale of securities at a specified price, on a       future. If prices then fell, our decline would be offset by the gain
specified date. Unlike an option, a futures            on the put option. On the other hand, if prices rose, we would lose
contract must be executed unless it is sold before     the amount paid for the put option, but we would still own the stock,
the settlement date.                                   and could benefit from the appreciation.

Certain options and futures may be considered to       Use of these strategies can increase the operating costs of the
be derivative securities.                              Fund and can lead to loss of principal.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a     The Fund may invest no more than 15% of net assets in illiquid
ready market, and cannot be easily sold within         securities.
seven days at approximately the price that a fund
has valued them. Illiquid securities include
repurchase agreements maturing in more than seven
days.
----------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities including warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Fund may invest.

Lending securities The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund's portfolio turnover rate will exceed 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year. High turnover rate can result in increased transaction costs and tax liability for investors.

                                   Capital gains
C-D  Capital appreciation          distributions                        Commission                               Compounding
     ------------------------------------------------------------------------------------------------------------------------------
     An increase in the value      Payments to mutual fund              The fee an investor pays to a            Earnings on an
     of an investment.             shareholders of profits              financial adviser for investment         investment's
                                   (realized gains) from the sale       advice and help in buying or selling     previous earnings.
                                   of a fund's portfolio securities.    mutual funds, stocks, bonds or
                                   Usually paid once a year; may        other securities.
                                   be either short-term gains or
                                   long-term gains.

The risks of investing
in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                         Risks                                             How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of       We maintain a long-term approach and focus on securities that we
the securities in a certain market--like the stock      believe can continue to provide returns over an extended period of
or bond market--will decline in value because of        time regardless of interim market fluctuations. We do not try to
factors such as economic conditions, future             predict overall market movements and generally do not trade for
expectations or investor confidence.                    short-term purposes.
----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the         Although the Fund will not invest more than 25% of its net assets in
value of securities in a particular industry or         any one industry, it may from time to time invest a significant
the value of an individual stock or bond will           portion of its assets in the financial services, business services or
decline because of changing expectations for the        consumer services sectors. As a consequence, the value of Fund shares
performance of that industry or for the individual      can be expected to fluctuate in response to economic, political or
company issuing the stock.                              regulatory developments affecting companies in those sectors, and may fluctuate more widely than shares of a fund that invests in a broader range of industries or sectors. For example, to the extent that the
                                                        Fund invests more heavily in the financial services sector, the Fund may be more susceptible to any single economic, political or regulatory development affecting the financial services industry.

                                                        To seek to reduce these risks, we limit the amount of the Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Fund.
----------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities,         The Fund can invest in small or mid-cap companies and we seek to
particularly bonds with longer maturities, will         address the potential interest rate risks associated with those
decrease in value if interest rates rise and            holdings by analyzing each company's financial situation and its cash
increase in value if interest rates fall. However,      flow to determine the company's ability to finance future expansion
investments in equity securities issued by small        and operations. The potential impact that rising interest rates might
and medium-sized companies, which often borrow          have on a stock is taken into consideration before a stock is
money to finance operations, may also be adversely      purchased. The Fund holds a mix of different financial companies some
affected by rising interest rates. Financial            of which may be more or less sensitive to interest rate changes.
services companies may also be affected by
interest rate changes because it impacts their
cost of capital and profitability.
----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities        The Fund typically invests only a small portion its portfolio in
may be adversely affected by political                  foreign securities or ADRs. When we do purchase foreign securities,
instability, changes in currency exchange rates,        they are often denominated in U.S. dollars. We also tend to avoid
foreign economic conditions or inadequate               markets where we believe accounting standards or the regulatory
regulatory and accounting standards.                    structure are underdeveloped.
----------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small      The Fund seeks opportunities among companies of all sizes. However,
and medium-sized companies may be more volatile         because the Fund does not concentrate specifically on small or
than larger companies because of limited financial      medium-sized companies, this risk may be balanced by holdings of
resources or dependence on narrow product lines.        larger companies.
----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities       We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund values them.
----------------------------------------------------------------------------------------------------------------------------------

Consumer Price          Contingent deferred sales charge
Index (CPI)             (CDSC)                                   Corporate bond          Depreciation      Diversification
----------------------------------------------------------------------------------------------------------------------------------
                                                                 A debt security issued  A decline in an   The process of spreading
Measurement of U.S.     Fee charged by some mutual funds         by a corporation.       investment's      investments among a
inflation; represents   when shares are redeemed (sold back      See Bond.               value.            number of different
the price of a basket   to the fund) within a set number of                                                securities, asset classes
of commonly             years; an alternative method for                                                   or investment styles
purchased goods.        investors to compensate a financial                                                to reduce the risks of
                        adviser for advice and service, rather                                             investing.
                        than an up-front commission.

----------------------------------------------------------------------------------------------------------------------------------
                         Risks                                        How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
Non-diversified funds risk: Non-diversified            The Fund will not be diversified under the 1940 Act. Although the Fund
investment companies have the flexibility to           may invest a significant portion of its assets in a particular
invest as much as 50% of their assets in as few as     industry and related industries, it generally will not be heavily
two issuers with no single issuer accounting for       invested in any single issuer.
more than 25% of the portfolio. The remaining 50%
of the portfolio must be diversified so that no
more than 5% of a fund's assets is invested in the
securities of a single issuer. Since a
non-diversified fund may invest its assets in
fewer issuers, the value of fund shares may
increase or decrease more rapidly than if the fund
were fully diversified because changes in the
price of any one portfolio security may affect a
larger portion of the fund's overall assets.
----------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the possibility that a     We will not use futures and options for speculative reasons. We may
fund may experience a significant loss if it           use futures and options to protect gains in the portfolio without
employs an options or futures strategy related to      actually selling a security. We may also use options and futures to
a security or a market index and that security or      quickly invest excess cash so that the portfolio is generally fully
index moves in the opposite direction from what        invested.
the portfolio manager anticipated. Futures and
options also involve additional expenses, which
could reduce any benefit or increase any loss to a
fund from using the strategy.
----------------------------------------------------------------------------------------------------------------------------------




D-I   Dividend distribution           Duration                      Expense ratio
      ----------------------------------------------------------------------------------------------------------------------------
      Payments to mutual fund         A measurement of a            A mutual fund's total operating expenses, expressed
      shareholders of dividends       fixed-income investment's     as a percentage of its total net assets. Operating
      passed along from the fund's    price volatility. The         expenses are the costs of running a mutual fund,
      portfolio of securities.        larger the number, the        including management fees, offices, staff, equipment
                                      greater the likely price      and expenses related to maintaining the fund's portfolio
                                      change for a given change     of securities and distributing its shares. They are paid
                                      in interest rates.            from the fund's assets before any earnings are
                                                                    distributed to shareholders.

Who manages the Fund

Investment
manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund:

  -------------------------------------------
  Fee based on average daily net assets
  -------------------------------------------
  0.75% on the first $500 million
  -------------------------------------------
  0.70% on the next $500 million
  -------------------------------------------
  0.65% on the next $1.5 billion
  -------------------------------------------
  0.60% on assets in excess of $2.5 billion
  -------------------------------------------

Portfolio
managers

John A. Heffern and Steven T. Lampe have primary responsibility for making day-to-day investment decisions for Delaware American Services Fund. They have been managing the Fund since its inception. In making decisions for the Fund, Mr. Heffern and Mr. Lampe consult with Gerald S. Frey.

John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel Hill. Prior to joining, Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in Economics and an MBA with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Financial adviser              Fixed-income securities         Inflation                   Investment goal
-----------------------------------------------------------------------------------------------------------------------------------
Financial professional (e.g.,  With fixed-income securities,   The increase in the cost    The objective, such as long-term
broker, banker, accountant,    the money you originally        of goods and services       capital growth or high current
planner or insurance           invested is paid back at        over time. U.S. inflation   income, that a mutual fund pursues.
agent) who analyzes clients'   a pre-specified maturity        is frequently measured
finances and prepares          date. These securities,         by changes in the Consumer
personalized programs          which include government,       Price Index (CPI).
to meet objectives.            corporate or municipal
                               bonds, as well as money
                               market securities,
                               typically pay a fixed
                               rate of return (often
                               referred to as interest).
                               See Bond.

Who's who?

The following describes the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                      -------------------
                                                       Board of Trustees
                                                      -------------------
----------------------------                                  |                              ---------------------------
    Investment manager                                -------------------                            Custodian
Delaware Management Company   ---------------------       The Fund       ------------------  The Chase Manhattan Bank
    One Commerce Square                               -------------------                      4 Chase Metrotech Center
  Philadelphia, PA 19103                              |                 |                         Brooklyn, NY 11245
----------------------------            ---------------------------     |                    ----------------------------
                   |                          Distributor               |
                   |                    Delaware Distributors, L.P.     ------------------------------
----------------------------               One Commerce Square                  Service agent
  Portfolio managers                      Philadelphia, PA 19103         Delaware Service Company, Inc.
(see page 9 for details)                ---------------------------          One Commerce Square
----------------------------                          |                     Philadelphia, PA 19103
                                                      |                  ------------------------------
                                     ------------------------------------      |
                                               Sub-distributor                 |
                                     Lincoln Financial Distributors, Inc.      |
                                              350 Church Street                |
                                             Hartford, CT 06103                |
                                     ------------------------------------      |
                                                                               |
                                                               ------------------
                                                               Financial advisers
                                                               ------------------
                                                                       |
                                                                  -------------
                                                                  Shareholders
                                                                  -------------

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Sub-distributor Lincoln Financial Distributors, Inc. (LFD) serves as the Funds' sub-distributor pursuant to a contractual arrangement with Delaware Distributors, L.P. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisers Financial advisers provide advice to their clients--analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisers are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

                                Market                                                   NASD Regulation, Inc.
M-P  Management fee             capitalization                   Maturity                (NASDR)(SM)
     --------------------------------------------------------------------------------------------------------------------
     The amount paid by a       The value of a corporation       The length of time      The independent subsidiary of
     mutual fund to the         determined by multiplying        until a bond issuer     the National Association of
     investment adviser         the current market price of      must repay the          Securities Dealers, Inc.
     for management services,   a share of common stock by       underlying loan         responsible for regulating
     expressed as an annual     the number of shares held by     principal to            the securities industry.
     percentage of the fund's   shareholders. A corporation      bondholders.
     average daily net          with one million shares
     assets.                    outstanding and the market
                                price per share of $10 has
                                a market capitalization of
                                $10 million.

About your account

Investing in the Fund

You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees and other features, you should consult your financial adviser to determine which class best suits your investment goals and time frame.

Class A

Choosing a share class

o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

Class A sales charges

-----------------------------------------------------------------------------------------------------------
                               Sales charge as %         Sales charge as %         Dealer's commission as %
     Amount of purchase       of offering price         of amount invested          of offering price
-----------------------------------------------------------------------------------------------------------
Less than $50,000                  5.75%                      6.10%                      5.00%
----------------------------------------------------------------------------------------------------------
  $50,000 but
 under $100,000                    4.75%                      4.99%                      4.00%
----------------------------------------------------------------------------------------------------------
  $100,000 but
 under $250,000                    3.75%                      3.90%                      3.00%
----------------------------------------------------------------------------------------------------------
  $250,000 but
 under $500,000                    2.50%                      2.56%                      2.00%
----------------------------------------------------------------------------------------------------------
  $500,000 but
under $1 million                   2.00%                      2.04%                      1.60%
----------------------------------------------------------------------------------------------------------

As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial adviser is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of 1% if you redeem these shares within the first year and 0.50% if you redeem them within the second year, unless a specific waiver of the charge applies.

-----------------------------------------------------------------------------------------------------------
                               Sales charge as %         Sales charge as %         Dealer's commission as %
     Amount of purchase       of offering price         of amount invested          of offering price
-----------------------------------------------------------------------------------------------------------
$1 million up to $5 million         none                      none                        1.00%
-----------------------------------------------------------------------------------------------------------
    Next $20 million
   up to $25 million                none                      none                        0.50%
-----------------------------------------------------------------------------------------------------------
 Amount over $25 million            none                      none                        0.25%
-----------------------------------------------------------------------------------------------------------

Nationally recognized statistical
ratings organization (NRSRO)                          Net asset value (NAV)            Preferred stock
--------------------------------------------------------------------------------------------------------------------------------
A company that assesses the credit quality of         The daily dollar value of        Preferred stock has preference over
bonds, commercial paper, preferred and common         one mutual fund share.           common stock in the payment of dividends
stocks and municipal short-term issues, rating the    Equal to a fund's net            and liquidation of assets. Preferred
probability that the issuer of the debt will meet     assets divided by the            stock also often pays dividends at a
the scheduled interest payments and repay the         number of shares outstanding.    fixed rate and is sometimes convertible
principal. Ratings are published by such companies                                     into common stock.
as Moody's Investors Service, Inc. (Moody's),
Standard & Poor's (S&P), Duff & Phelps, Inc.
(Duff), and Fitch IBCA, Inc. (Fitch).

Class B

o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 5%. The contingent deferred sales charge is 4% during the second year, 3% during the third and fourth years, 2% during the fifth year, 1% during the sixth year, and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%, which is currently being waived. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase up to $250,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

Class C

o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee which may not be greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and pay lower dividends than Class A shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

P-S  Price-to-earnings ratio          Principal                     Prospectus                     Redeem
     ---------------------------------------------------------------------------------------------------------------------------
     A measure of a stock's value     Amount of money you invest    The official offering          To cash in your shares
     calculated by dividing the       (also called capital). Also   document that describes        by selling them back
     current market price of          refers to a bond's original   a mutual fund, containing      to the mutual fund.
     a share of stock by its annual   face value, due to be repaid  information required by
     earnings per share. A stock      at maturity.                  the SEC, such as investment
     selling for $100 per share with                                objectives, policies,
     annual earnings per share of $5                                services and fees.
     has a P/E of 20.

How to reduce your
sales charge

We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial adviser. You or your financial adviser must notify us at the time you purchase shares if you are eligible for any of these programs.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Share class
       Program                 How it works                   A                       B                          C
-----------------------------------------------------------------------------------------------------------------------------------
Letter of Intent           Through a Letter of               X                  Although the Letter of Intent and Rights of
                           Intent you agree to                                  Accumulation do not apply to the purchase of
                           invest a certain amount                              Class B and Class C shares, you can combine
                           in Delaware Investments                              your purchase of Class A shares with your
                           Funds (except money                                  purchase of Class B and Class C shares to
                           market funds with no                                 fulfill your Letter of Intent or qualify for
                           sales charge) over a                                 Rights of Accumulation.
                           13-month period to
                           qualify for reduced
                           front-end sales charges.
------------------------------------------------------------------------
Rights of Accumulation     You can combine your              X
                           holdings or purchases of
                           all funds in the Delaware
                           Investments family
                           (except money market
                           funds with no sales
                           charge) as well as the
                           holdings and purchases of
                           your spouse and children
                           under 21 to qualify for
                           reduced front-end sales
                           charges.
-----------------------------------------------------------------------------------------------------------------------------------
Reinvestment of Redeemed   Up to 12 months after you   For Class A, you         For Class B, your account will      Not available.
Shares                     redeem shares, you can      will not have to pay     be credited with the
                           reinvest the proceeds       an additional            contingent deferred sales
                           without paying a sales      front-end sales          charge you previously paid on
                           charge as noted to the      charge.                  the amount you are
                           right.                                               reinvesting. Your schedule for
                                                                                contingent deferred sales
                                                                                charges and conversion to
                                                                                Class A will not start over
                                                                                again; it will pick up from
                                                                                the point at which you
                                                                                redeemed your shares.
-----------------------------------------------------------------------------------------------------------------------------------
SIMPLE IRA, SEP IRA,       These investment plans            X                  There is no reduction in sales charges for
SARSEP, Prototype Profit   may qualify for reduced                              Class B or Class C shares for group purchases
Sharing, Pension,          sales charges by                                     by retirement plans.
401(k), SIMPLE 401(k),     combining the purchases
403(b)(7), and 457         of all members of the
Retirement Plans           group. Members of these
                           groups may also qualify
                           to purchase shares
                           without a front-end sales
                           charge and may qualify
                           for a waiver of any
                           contingent deferred sales
                           charges.
-----------------------------------------------------------------------------------------------------------------------------------


Risk                                         Sales charge                              SEC (Securities and Exchange Commission)
-----------------------------------------------------------------------------------------------------------------------------------
Generally defined as variability of          Charge on the purchase or redemption      Federal agency established by Congress to
value; also credit risk, inflation risk,     of fund shares sold through financial     administer the laws governing the securities
currency and interest rate risk. Different   advisers. May vary with the amount        industry, including mutual fund companies.
investments involve different types          invested. Typically used to compensate
and degrees of risk.                         financial advisers for advice and
                                             service provided.

How to buy shares

[PERSON]
Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

[ENVELOPE]
By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7057. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[WIRE]
By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[EXCHANGE]
By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800.523.1918.

[AUTOMATED]
Through automated shareholder services

You can purchase or exchange shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800.523.1918.

                                                                                          Statement of Additional
S-V  Share classes        Signature guarantee             Standard deviation              Information (SAI)
     --------------------------------------------------------------------------------------------------------------------------
     Different            Certification by a bank,        A measure of an investment's    The document serving as "Part B"
     classifications      brokerage firm or other         volatility; for mutual funds,   of a fund's prospectus that provides
     of shares; mutual    financial institution           measures how much a fund's      more detailed information about the
     fund share classes   that a customer's signature     total return has typically      fund's organization, investments,
     offer a variety      is valid; signature             varied from its historical      policies and risks.
     of sales charge      guarantees can be provided      average.
     choices.             by members of the STAMP
                          program.

How to buy shares
(continued)

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for an Education IRA is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Education IRAs.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

Retirement plans
In addition to being an appropriate investment for your IRA, Roth IRA and Education IRA, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial adviser, or call 800.523.1918.

                                                    Uniform Gifts to Minors Act and
Stock                  Total return                 Uniform Transfers to Minors Act           Volatility
------------------------------------------------------------------------------------------------------------------------------------
An investment that     An investment performance    Federal and state laws that provide       The tendency of an investment to go
represents a share of  measurement, expressed as    a simple way to transfer property         up or down in value by different
ownership (equity)     a percentage, based on the   to a minor with special tax advantages.   magnitudes. Investments that generally
in a corporation.      combined earnings from                                                 go up or down in value in relatively
Stocks are often       dividends, capital gains                                               small amounts are considered "low
referred to as         and change in price over                                               volatility" investments, whereas
"equities."            a given period.                                                        those investments that generally
                                                                                              go up or down in value in relatively
                                                                                              large amounts are considered
                                                                                               "high volatility" investments.

How to redeem shares

[PERSON]
Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.

[ENVELOPE]
By mail

You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7057. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[TELEPHONE]
By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[WIRE]
By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[AUTOMATED]
Through automated shareholder services

You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800.523.1918.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts or accounts with automatic investing plans, $500 for Education IRAs) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

--------------------------------------------------------------------------------
Automatic Investing Plan
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct Deposit
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

--------------------------------------------------------------------------------
Wealth Builder Option
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge you will pay any applicable sales charges on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange.

MoneyLine(SM) On Demand Service
Through our MoneyLine(SM) On Demand Service, you or your financial adviser may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans, except for purchases into IRAs. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MoneyLine Direct Deposit Service
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains unless you tell us otherwise.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights

                                                                                                    Class A
                            --------------------------------------------------------------------------------
                                                                                                  Period
                                                                                                 12/29/99(1)
The Financial                                                                                     through
highlights table is         Delaware American Services Fund                                       6/30/00
intended to help you        --------------------------------------------------------------------------------
understand the              Net asset value, beginning of period                                   $8.50
Fund's financial            --------------------------------------------------------------------------------
performance. All            Income from investment operations:
"per share"                 --------------------------------------------------------------------------------
information reflects        Net investment income(2)                                               0.010
financial results           --------------------------------------------------------------------------------
for a single Fund           Net realized and unrealized gain on investments                        2.030
share. This                                                                                       ------
information has been        --------------------------------------------------------------------------------
audited by Ernst &          Total from investment operations                                       2.040
Young LLP, whose                                                                                  ------
report, along with          --------------------------------------------------------------------------------
the Fund's financial        Net asset value, end of period                                        $10.54
statements, is                                                                                    ======
included in the             --------------------------------------------------------------------------------
Fund's annual               Total return(3)                                                       24.00%
report, which is            --------------------------------------------------------------------------------
available upon              Ratios and supplemental data:
request by calling          --------------------------------------------------------------------------------
800.523.1918.               Net assets, end of period (000 omitted)                                 $774
Financial highlights        --------------------------------------------------------------------------------
are not shown for           Ratio of expenses to average net assets(4)                             0.75%
Class B and Class C         --------------------------------------------------------------------------------
shares because these        Ratio of expenses to average net assets
shares were not                prior to expense limitation and expenses paid indirectly            1.22%
operating as of the         --------------------------------------------------------------------------------
close of the fiscal         Ratio of net investment income to average net assets                   0.20%
year.                       --------------------------------------------------------------------------------
                            Ratio of net investment loss to average net assets
                               prior to expense limitation and expenses paid indirectly           (0.27%)
                            --------------------------------------------------------------------------------
                            Portfolio turnover                                                      988%
                            --------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge. Total return reflects the expense limitations in effect for the Fund.
(4) Ratios for the period ended June 30, 2000 including expenses paid indirectly in accordance with Securities and Exchange Commissions rules were 0.78%, for A Class.

How to read the
Financial highlights
                    ---------------------------------------------------------------------------------------------------------------
                    Net investment income     Net asset value            Net assets                Ratio of net investment
                    Net investment            (NAV)                      Net assets represent      loss to average net assets
                    income includes           This is the value of       the total value of        We determine this ratio
                    dividend and              a mutual fund share,       all the assets in a       by dividing net
                    interest income           calculated by              fund's portfolio,         investment income by
                    earned from a fund's      dividing the net           less any                  average net assets.
                    investments; it is        assets by the number       liabilities, that
                    after expenses have       of shares                  are attributable to       Portfolio turnover
                    been deducted.            outstanding.               that class of the         This figure tells you the
                                                                         fund.                     amount of trading
                    Net realized and          Total return                                         activity in a fund's
                    unrealized gain on        This represents the        Ratio of expenses         portfolio. For example, a
                    investments               rate that an               to average net assets     fund with a 50% turnover
                    A realized gain           investor would have        The expense ratio is      has bought and sold half
                    occurs when we sell       earned or lost on an       the percentage of         of the value of its total
                    an investment at a        investment in a            net assets that a         investment portfolio
                    profit, while a           fund. In calculating       fund pays annually        during the stated period.
                    realized loss occurs      this figure for the        for operating
                    when we sell an           financial highlights       expenses and
                    investment at a           table, we include          management fees.
                    loss. When an             applicable fee             These expenses
                    investment increases      waivers, exclude           include accounting
                    or decreases in           front-end and              and administration
                    value but we do not       contingent deferred        expenses, services
                    sell it, we record        sales charges, and         for shareholders,
                    an unrealized gain        assume the                 and similar
                    or loss. The amount       shareholder has            expenses.
                    of realized gain per      reinvested all
                    share, if any, that       dividends and
                    we pay to                 realized gains.
                    shareholders would
                    be listed under
                    "Less dividends and
                    distributions -
                    Distributions from
                    net realized gain on
                    investments."

Delaware
American Services
Fund


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7057, or call toll-free 800.523.1918. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder Service Center

800.523.1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

oFor fund information, literature, price, yield and performance figures.

oFor information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485


DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London


P-496 [--] BUR 2/01

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

Delaware
American Services
Fund

Institutional Class

Prospectus March 1, 2001

Growth of Capital Fund

(Growth of Capital Artwork)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

Table of contents
 .................................................................
Fund profile                                               page 2
Delaware American Services Fund                                 2
 .................................................................
How we manage the Fund                                     page 4
Our investment strategies                                       4
The securities we typically invest in                           5
The risks of investing in the Fund                              7
 .................................................................
Who manages the Fund                                       page 9
Investment manager                                              9
Portfolio managers                                              9
Fund administration (Who's who)                                10
 .................................................................
About your account                                        page 11
Investing in the Fund                                          11
How to buy shares                                              12
How to redeem shares                                           14
Account minimum                                                15
Dividends, distributions and taxes                             15
 .................................................................
Financial highlights                                      page 16

Profile: Delaware American Services Fund

What is the Fund's goal?
Delaware American Services Fund seeks to provide long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

What are the Fund's main investment strategies? We invest primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. The Fund may from time to time focus more on any one of these sectors over the others and may invest in securities of companies in other service sectors. The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in each of these sectors. We evaluate a stock's characteristics as well as the individual company's management capabilities and financial strength. The stocks can be of any size or market capitalization, including securities of emerging or other growth-oriented companies.

What are the main risks of investing in the Fund? Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. The value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices.

Although the Fund will not invest more than 25% of its net assets in any one industry, the Fund may from time to time invest a significant portion of its assets in the financial services, business services or consumer services sectors. In instances when there is greater concentration in the financial services sector, the Fund may be particularly sensitive to changes in the general market and economic conditions that affect that sector. Financial services companies are subject to extensive government regulation which tends to limit the financial commitments that the companies can make and the interest rates and other fees they can charge. These limitations can have a significant effect on the profitability of a financial services company. Also financial services companies may be hurt when interest rates rise sharply, although not all participants are affected equally. These stocks may also be vulnerable to rapidly rising inflation. Moreover, government deregulation of the industry may stall, which could limit the profit potential of industry participants. In instances where the Fund concentrates more heavily in the other two sectors, the Fund may be particularly sensitive to the general market and other economic conditions affecting companies within those sectors.

In addition, the smaller companies that Delaware American Services Fund may invest in may involve greater risk than other companies due to narrower lines of products or services, limited financial resources and greater sensitivity to economic conditions. Stocks of smaller companies may experience volatile trading and price fluctuations, especially in the short term.

Delaware American Services Fund is considered "non-diversified" under the federal laws and rules that regulate mutual funds. That means the Fund may allocate more of its net assets to investments in single securities than a "diversified" fund. Thus, adverse effects on an investment held by the Fund may affect a larger portion of overall assets and subject the Fund to greater risk.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page 7.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Who should invest in the Fund
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of the service sectors of the market.

Who should not invest in the Fund
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o Investors who are unwilling to accept the risks of a non-diversified, more concentrated, fund focusing on companies in limited market sectors.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial adviser to determine whether it is an appropriate choice for you.

What are the Fund's fees and expenses?
------------------------------------------------------------------------------------------------------------------
Sales charges are fees paid directly from    Maximum sales charge (load) imposed on
your investments when you buy or sell           purchases as a percentage of offering price                   none
shares of the Fund.                          Maximum contingent deferred sales charge (load)
                                                as a percentage of original purchase price or
                                                redemption price, whichever is lower                          none
                                             Maximum sales charge (load) imposed on
                                                reinvested dividends                                          none
                                             Redemption fees                                                  none
                                             Exchange fees(1)                                                 none
------------------------------------------------------------------------------------------------------------------
Annual fund operating expenses are           Management fees                                                 0.75%
deducted from the Fund's assets.             Distribution and service (12b-1) fees                            none
                                             Other expenses                                                  0.65%
                                             Total operating expenses                                        1.40%
                                             Fee waivers and payments(5)                                    (0.20%)
                                             Net expenses                                                    1.20%




------------------------------------------------------------------------------------------------------------------
This example is intended to help you         1 year                                                           $122
compare the cost of investing in the         3 years                                                          $423
Fund to the cost of investing in other       5 years                                                          $747
mutual funds with similar investment         10 years                                                       $1,662
objectives. We show the cumulative
amount of Fund expenses on a hypothetical
investment of $10,000 with an annual 5%
return over the time shown.(3) This is an
example only, and does not represent
future expenses, which may be greater or
less than those shown here.

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The investment manager has contracted to waive fees and pay expenses through February 28, 2002 in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) from exceeding 1.20% of average daily net assets.
(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for year one and the total operating expenses without expense waivers for years two through ten.

How we manage the Fund

Our investment strategies

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for the Fund. Following is a description of how the portfolio managers pursue the Fund's investment goal.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

The Fund strives to identify companies that offer the potential for long-term price appreciation. We invest at least 65% of the Fund's net assets in stocks of U.S. companies in the financial services, business services and consumer services industries. From time to time, the Fund may focus its investments on companies in one of these sectors over companies in the other two and may invest in companies outside of these three service sectors.

The Fund employs a bottom-up stock selection approach to find companies we believe to be the leading companies in the services sectors of the economy. In our search for such companies, we will evaluate a stock's current valuation by reviewing such factors as price-to-earnings, price-to-book, price-to-free cashflow and revenues, as well as historic and projected earnings and growth rates. Additional factors, including cost of capital and employee utilization characteristics, such as revenue per employee, may also be taken into account.

Once we identify stocks that have attractive characteristics, we further evaluate the company. We look at the capability of the management team, the strength of the company's position within its industry, how high the company's return on equity is, and how stringent the company's financial and accounting policies are.

The Fund will invest in the common stocks of companies in the financial services industry. These may include, but are not limited to:

o Regional and money center banks

o Thrift and savings banks

o Insurance companies

o Home, auto, and other specialty finance companies

o Securities brokerage firms

o Investment management firms

o Publicly traded, government-sponsored financial intermediaries

o Financial conglomerates

How to use this glossary
The glossary includes
definitions of investment    Glossary A-C   Amortized cost                             Average maturity
terms used throughout the                   ----------------------------------------------------------------------------------
Prospectus. If you would                    Amortized cost is a method used to         An average of when the individual
like to know the meaning                    value a fixed-income security that         bonds and other debt securities
of an investment term                       starts with the face value of the          held in a portfolio will mature.
that is not explained in                    security and then adds or subtracts
the text please check the                   from that value depending on
glossary.                                   whether the purchase price was
                                            greater or less than the value of
                                            the security at maturity. The
                                            amount greater or less than the par
                                            value is divided equally over the
                                            time remaining until maturity.

The Fund will invest in the common stocks of companies in the business services industry. These may include, but are not limited to:

o Database management companies

o Environmental services companies

o Consulting firms

o Advertising companies

o Contract product distribution companies

o Employment and staffing companies

o Telemarketing firms

o Credit card processing companies

The Fund will invest in the common stocks of companies in the consumer services industry. These may include, but are not limited to:

o Retail services

o Cable, media and publishing companies

o Leisure, lodging, and entertainment companies

o Telecommunications companies

o Restaurants

Delaware American Services Fund's investment objective is non-fundamental. This means that the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

The securities we     Stocks offer investors the potential for capital
typically invest in   appreciation, and may pay  dividends as well.

----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                          How we use them
----------------------------------------------------------------------------------------------------------------------------------
Common stocks: Securities that represent shares of          We invest at least 65% of the Fund's total assets in equity securities
ownership in a corporation. Stockholders                    (including common stocks and convertible securities). Generally,
participate in the corporation's profits and                however, we invest 90% to 100% of net assets in common stock. The Fund
losses, proportionate to the number of shares they          may invest in common stocks of any market capitalization.
own.
----------------------------------------------------------------------------------------------------------------------------------
Foreign securities and American Depositary                  Although the Fund may invest up to 25% of its net assets in foreign
Receipts: Securities of foreign entities issued             securities, we have no present intention of doing so. We may invest
directly or, in the case of American Depositary             without limit in ADRs and will do so when we believe they offer
Receipts, through a U.S. bank. ADRs represent a             greater value and greater appreciation potential than U.S. securities.
bank's holdings of a stated number of shares of a
foreign corporation. An ADR entitles the holder to
all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and
sold the same as U.S. securities.
----------------------------------------------------------------------------------------------------------------------------------


Bond                                Bond ratings                          Capital
----------------------------------------------------------------------------------------------------------------------------------
A debt security, like an IOU,       Independent evaluations of            The amount of money you invest.
issued by a company,                creditworthiness, ranging from
municipality or government          Aaa/AAA (highest quality) to D
agency. In return for lending       (lowest quality). Bonds rated
money to the issuer, a bond         Baa/BBB or better are
buyer generally receives fixed      considered investment grade.
periodic interest payments and      Bonds rated Ba/BB or lower are
repayment of the loan amount        commonly known as junk bonds.
on a specified maturity date.       See also Nationally recognized
A bond's price changes prior        statistical ratings
to maturity and is inversely        organization.
related to current interest
rates. When interest rates
rise, bond prices fall, and
when interest rates fall, bond
prices rise.

----------------------------------------------------------------------------------------------------------------------------------
                    Securities                                                          How we use them
----------------------------------------------------------------------------------------------------------------------------------
Convertible securities: Usually preferred stocks            The Fund may invest in convertible securities and selects them on the
or corporate bonds that can be exchanged for a set          basis of the common stock into which they can be converted, not on the
number of shares of common stock at a                       basis of the debt ratings of the convertible securities.
predetermined price.
----------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements: An agreement between a               Typically, the Fund uses repurchase agreements as a short-term
buyer of securities, such as the Fund, and seller           investment for its cash position. In order to enter into these
of securities, in which the seller agrees to buy            repurchase agreements, the Fund must have collateral of at least 102%
the securities back within a specified time at the          of the repurchase price. (The Fund may not have more than 10% of its
same price the buyer paid for them, plus an amount          assets in repurchase agreements with maturities of over seven days.)
equal to an agreed upon interest rate. Repurchase           The Fund will only enter into repurchase agreements in which the
agreements are often viewed as equivalent to cash.          collateral is comprised of U.S. government securities.
----------------------------------------------------------------------------------------------------------------------------------
Restricted securities: Privately placed securities          The Fund may invest in privately placed securities including those
whose resale is restricted under securities law.            that are eligible for resale only among certain institutional buyers without registration, which are commonly known as Rule 144A
                                                            Securities.
----------------------------------------------------------------------------------------------------------------------------------
Options and futures: Options represent a right to           If we have stocks in the Fund that have unrealized gains because of
buy or sell a security at an agreed upon price at           past appreciation, we would want to protect those gains when we
a future date. The purchaser of an option may or            anticipate adverse conditions. We might use options or futures to
may not choose to go through with the transaction.          neutralize the effect of any price declines, without selling the security. For example, we might buy a put option giving us the right
Futures contracts are agreements for the purchase           to sell the stock at a specific price on a specific date in the
or sale of securities at a specified price, on a            future. If prices then fell, our decline would be offset by the gain
specified date. Unlike an option, a futures                 on the put option. On the other hand, if prices rose, we would lose
contract must be executed unless it is sold before          the amount paid for the put option, but we would still own the stock,
the settlement date.                                        and could benefit from the appreciation.

Certain options and futures may be considered to            Use of these strategies can increase the operating costs of the Fund
be derivative securities.                                   and can lead to loss of principal.
----------------------------------------------------------------------------------------------------------------------------------
Illiquid securities: Securities that do not have a          The Fund may invest no more than 15% of net assets in illiquid
ready market, and cannot be easily sold within              securities.
seven days at approximately the price that a fund
has valued them. Illiquid securities include
repurchase agreements maturing in more than seven
days.
----------------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities including warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions of these securities and other securities in which the Fund may invest.

Lending securities The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis The Fund may buy or sell securities on a when-issued or delayed delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Temporary defensive positions In response to unfavorable market conditions, the Fund may make temporary investments in bonds, cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

Portfolio turnover We anticipate that the Fund's portfolio turnover rate will exceed 100%, and may be considerably in excess of 100%. A turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year. High turnover rate can result in increased transaction costs and tax liability for investors.

      Capital
C-D   appreciation              Capital gains distributions       Commission                     Compounding
      -----------------------------------------------------------------------------------------------------------------------------
      An increase in the        Payments to mutual fund           The fee an investor pays       Earnings on an
      value of an investment.   shareholders of profits           to a financial adviser         investment's previous
                                (realized gains) from the         for investment advice and      earnings.
                                sale of a fund's                  help in buying or selling
                                portfolio securities.             mutual funds, stocks,
                                Usually paid once a year;         bonds or other
                                may be either short-term          securities.
                                gains or long-term gains.

6

The risks of investing
in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

----------------------------------------------------------------------------------------------------------------------------------
                       Risks                                                  How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
Market risk is the risk that all or a majority of            We maintain a long-term approach and focus on securities that we
the securities in a certain market--like the stock           believe can continue to provide returns over an extended period of
or bond market--will decline in value because of             time regardless of interim market fluctuations. We do not try to
factors such as economic conditions, future                  predict overall market movements and generally do not trade for
expectations or investor confidence.                         short-term purposes.
----------------------------------------------------------------------------------------------------------------------------------
Industry and security risk is the risk that the              Although the Fund will not invest more than 25% of its net assets in
value of securities in a particular industry or              any one industry, it may from time to time invest a significant
the value of an individual stock or bond will                portion of its assets in the financial services, business services or
decline because of changing expectations for the             consumer services sectors. As a consequence, the value of Fund shares
performance of that industry or for the individual           can be expected to fluctuate in response to economic, political or
company issuing the stock.                                   regulatory developments affecting companies in those sectors, and may fluctuate more widely than shares of a fund that invests in a broader range of industries or sectors. For example, to the extent that the
                                                             Fund invests more heavily in the financial services sector, the Fund may be more susceptible to any single economic, political or regulatory development affecting the financial services industry.

                                                             To seek to reduce these risks, we limit the amount of the Fund's assets invested in any one industry and we follow a rigorous selection process before choosing securities for the Fund.
----------------------------------------------------------------------------------------------------------------------------------
Interest rate risk is the risk that securities,              The Fund can invest in small or mid-cap companies and we seek to
particularly bonds with longer maturities, will              address the potential interest rate risks associated with those
decrease in value if interest rates rise and                 holdings by analyzing each company's financial situation and its cash
increase in value if interest rates fall. However,           flow to determine the company's ability to finance future expansion
investments in equity securities issued by small             and operations. The potential impact that rising interest rates might
and medium-sized companies, which often borrow               have on a stock is taken into consideration before a stock is
money to finance operations, may also be adversely           purchased. The Fund holds a mix of different financial companies some
affected by rising interest rates. Financial                 of which may be more or less sensitive to interest rate changes.
services companies may also be affected by
interest rate changes because it impacts their
cost of capital and profitability.
----------------------------------------------------------------------------------------------------------------------------------
Foreign risk is the risk that foreign securities             The Fund typically invests only a small portion its portfolio in
may be adversely affected by political                       foreign securities or ADRs. When we do purchase foreign securities,
instability, changes in currency exchange rates,             they are often denominated in U.S. dollars. We also tend to avoid
foreign economic conditions or inadequate                    markets where we believe accounting standards or the regulatory
regulatory and accounting standards.                         structure are underdeveloped.
----------------------------------------------------------------------------------------------------------------------------------


Consumer Price Index
(CPI)                   Corporate bond      Depreciation          Diversification        Dividend distribution   Duration
----------------------------------------------------------------------------------------------------------------------------------
Measurement of U.S.     A debt security     A decline in an       The process of         Payments to mutual      A measurement of a
inflation;              issued by a         investment's value.   spreading              fund shareholders of    fixed-income
represents the price    corporation. See                          investments among a    dividends passed        investment's price
of a basket of          Bond.                                     number of different    along from the          volatility. The
commonly purchased                                                securities, asset      fund's portfolio of     larger the number,
goods.                                                            classes or             securities.             the greater the
                                                                  investment styles to                           likely price change
                                                                  reduce the risks of                            for a given change
                                                                  investing.                                     in interest rates.

----------------------------------------------------------------------------------------------------------------------------------
                         Risks                                        How we strive to manage them
----------------------------------------------------------------------------------------------------------------------------------
Company size risk is the risk that prices of small           The Fund seeks opportunities among companies of all sizes. However,
and medium-sized companies may be more volatile              because the Fund does not concentrate specifically on small or
than larger companies because of limited financial           medium-sized companies, this risk may be balanced by holdings of
resources or dependence on narrow product lines.             larger companies.
----------------------------------------------------------------------------------------------------------------------------------
Liquidity risk is the possibility that securities            We limit exposure to illiquid securities.
cannot be readily sold within seven days at
approximately the price that a fund values them.
----------------------------------------------------------------------------------------------------------------------------------
Non-diversified funds risk: Non-diversified                  The Fund will not be diversified under the 1940 Act. Although the Fund
investment companies have the flexibility to                 may invest a significant portion of its assets in a particular
invest as much as 50% of their assets in as few as           industry and related industries, it generally will not be heavily
two issuers with no single issuer accounting for             invested in any single issuer.
more than 25% of the portfolio. The remaining 50%
of the portfolio must be diversified so that no
more than 5% of a fund's assets is invested in the
securities of a single issuer. Since a
non-diversified fund may invest its assets in
fewer issuers, the value of fund shares may
increase or decrease more rapidly than if the fund
were fully diversified because changes in the
price of any one portfolio security may affect a
larger portion of the fund's overall assets.
----------------------------------------------------------------------------------------------------------------------------------
Futures and options risk is the possibility that a           We will not use futures and options for speculative reasons. We may
fund may experience a significant loss if it                 use futures and options to protect gains in the portfolio without
employs an options or futures strategy related to            actually selling a security. We may also use options and futures to
a security or a market index and that security or            quickly invest excess cash so that the portfolio is generally fully
index moves in the opposite direction from what              invested.
the portfolio manager anticipated. Futures and
options also involve additional expenses, which
could reduce any benefit or increase any loss to a
fund from using the strategy.
----------------------------------------------------------------------------------------------------------------------------------


E-M   Expense ratio                                     Fixed-income securities
      ------------------------------------------------------------------------------------------------
      A mutual fund's total operating                   With fixed-income securities, the money
      expenses, expressed as a percentage of            you originally invested is paid back at
      its total net assets. Operating expenses          a pre-specified maturity date. These
      are the costs of running a mutual fund,           securities, which include government,
      including management fees, offices,               corporate or municipal bonds, as well as
      staff, equipment and expenses related to          money market securities, typically pay a
      maintaining the fund's portfolio of               fixed rate of return (often referred to
      securities and distributing its shares.           as interest). See Bond.
      They are paid from the fund's assets
      before any earnings are distributed to
      shareholders.

Who manages the Fund

Investment manager

The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For its services to the Fund, Delaware Management Company will receive the following annual fee from the Fund:

               ------------------------------------------
               Fee based on average daily net assets
               ------------------------------------------
               0.75% on the first $500 million
               ------------------------------------------
               0.70% on the next $500 million
               ------------------------------------------
               0.65% on the next $1.5 billion
               ------------------------------------------
               0.60% on assets in excess of $2.5 billion
               ------------------------------------------

Portfolio managers

John A. Heffern and Steven T. Lampe have primary responsibility for making day-to-day investment decisions for Delaware American Services Fund. They have been managing the Fund since its inception. In making decisions for the Fund, Mr. Heffern and Mr. Lampe consult with Gerald S. Frey.

John A. Heffern, Vice President/Portfolio Manager, earned a bachelor's degree and an MBA degree at the University of North Carolina at Chapel Hill. Prior to joining, Delaware Investments in 1997, he was a Senior Vice President, Equity Research in NatWest Securities Corporation's Specialty Financial Services unit. Before that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

Steven T. Lampe, Vice President/Portfolio Manager, received a bachelor's degree in Economics and an MBA with a concentration in Finance from the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995. He previously served as a tax/audit manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

Gerald S. Frey, Senior Vice President/Senior Portfolio Manager, has 23 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

Inflation             Investment goal         Management fee           Market capitalization       Maturity
----------------------------------------------------------------------------------------------------------------------------------
The increase in the   The objective, such     The amount paid by a     The value of a              The length of time
cost of goods and     as long-term capital    mutual fund to the       corporation                 until a bond issuer
services over time.   growth or high          investment adviser       determined by               must repay the
U.S. inflation is     current income, that    for management           multiplying the             underlying loan
frequently measured   a mutual fund           services, expressed      current market price        principal to
by changes in the     pursues.                as an annual             of a share of common        bondholders.
Consumer Price Index                          percentage of the        stock by the number
(CPI).                                        fund's average daily     of shares held by
                                              net assets.              shareholders. A
                                                                       corporation with one
                                                                       million shares
                                                                       outstanding and the
                                                                       market price per
                                                                       share of $10 has a
                                                                       market
                                                                       capitalization of
                                                                       $10 million.

Who's who?

The following describes the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

                                                      -------------------
                                                       Board of Trustees
                                                      -------------------
----------------------------                                  |                              ---------------------------
    Investment manager                                -------------------                            Custodian
Delaware Management Company   ---------------------       The Fund       ------------------  The Chase Manhattan Bank
    One Commerce Square                               -------------------                      4 Chase Metrotech Center
  Philadelphia, PA 19103                              |                 |                         Brooklyn, NY 11245
----------------------------            ---------------------------     |                    ----------------------------
                   |                          Distributor               |
                   |                    Delaware Distributors, L.P.     ------------------------------
----------------------------               One Commerce Square                  Service agent
  Portfolio managers                      Philadelphia, PA 19103         Delaware Service Company, Inc.
(see page 9 for details)                ---------------------------          One Commerce Square
----------------------------                          |                     Philadelphia, PA 19103
                                                      |                  ------------------------------
                                     ------------------------------------      |
                                               Sub-distributor                 |
                                     Lincoln Financial Distributors, Inc.      |
                                              350 Church Street                |
                                             Hartford, CT 06103                |
                                     ------------------------------------      |
                                                                   |           |
                                                                  -------------
                                                                   Shareholders
                                                                  -------------

Board of Trustees A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. At least 40% of the board of trustees must be independent of the fund's investment manager and distributor. These independent fund trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

Portfolio managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

Distributor Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker-dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

Sub-distributor Lincoln Financial Distributors, Inc. (LFD) serves as the Funds' sub-distributor pursuant to a contractual arrangement with Delaware Distributors, L.P. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisers and other financial intermediaries.

Service agent Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment objectives or policies must also seek shareholder approval.

       NASD Regulation, Inc.            Nationally recognized statistical ratings
N-R    (NASDR(SM))                      organization (NRSRO)                                   Net asset value (NAV)
       ---------------------------------------------------------------------------------------------------------------------------
       The independent                  A company that assesses the credit quality of          The daily dollar value of
       subsidiary of the                bonds, commercial paper, preferred and common          one mutual fund share.
       National Association of          stocks and municipal short-term issues, rating         Equal to a fund's net
       Securities Dealers, Inc.         the probability that the issuer of the debt            assets divided by the
       responsible for                  will meet the scheduled interest payments and          number of shares
       regulating the securities        repay the principal. Ratings are published by          outstanding.
       industry.                        such companies as Moody's Investors Service,
                                        Inc. (Moody's), Standard & Poor's (S&P), Duff &
                                        Phelps, Inc. (Duff), and Fitch IBCA, Inc.
                                        (Fitch).

10

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and of securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and

o registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes. Use of Institutional Class shares is restricted to advisers who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients.

Preferred stock         Price-to-earnings ratio    Principal                Prospectus                    Redeem
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock has     A measure of a             Amount of money you      The official offering         To cash in your shares by
preference over         stock's value              invest (also called      document that describes a     selling them back to the
common stock in the     calculated by              capital). Also           mutual fund, containing       mutual fund.
payment of dividends    dividing the current       refers to a bond's       information required by
and liquidation of      market price of a          original face value,     the SEC, such as
assets. Preferred       share of stock by          due to be repaid at      investment objectives,
stock also often        its annual earnings        maturity.                policies, services and
pays dividends at a     per share. A stock                                  fees.
fixed rate and is       selling for $100 per
sometimes               share with annual
convertible into        earnings per share
common stock.           of $5 has a P/E
                        of 20.

How to buy shares

[ENVELOPE]
By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7057. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[WIRE]
By wire

Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800.510.4015 so we can assign you an account number.

[EXCHANGE]
By exchange

You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800.510.4015.

[PERSON]
Through your financial adviser

Your financial adviser can handle all the details of purchasing shares, including opening an account. Your adviser may charge a separate fee for this service.

                                                       SEC (Securities and
R-T   Risk                    Sales charge             Exchange Commission)                 Share classes
      ---------------------------------------------------------------------------------------------------------------------
      Generally defined as    Charge on the            Federal agency established by        Different
      variability of          purchase or              Congress to administer the           classifications of
      value; also credit      redemption of fund       laws governing the securities        shares; mutual fund
      risk, inflation         shares sold through      industry, including mutual           share classes offer
      risk, currency and      financial advisers.      fund companies.                      a variety of sales
      interest rate risk.     May vary with the                                             charge choices.
      Different               amount invested.
      investments involve     Typically used to
      different types and     compensate financial
      degrees of risk.        advisers for advice
                              and service
                              provided.

How to buy shares
(continued)

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on a business day, you will pay that day's closing share price which is based on the Fund's net asset value. If we receive your order after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading of the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We price securities and other assets for which market quotations are available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

                                                Statement of Additional
Signature guarantee     Standard deviation      Information (SAI)             Stock                 Total return
----------------------------------------------------------------------------------------------------------------------------------
Certification by a      A measure of an         The document serving          An investment that    An investment
bank, brokerage firm    investment's            as "Part B" of a              represents a share    performance
or other financial      volatility; for         fund's prospectus             of ownership          measurement,
institution that a      mutual funds,           that provides more            (equity) in a         expressed as a
customer's signature    measures how much a     detailed information          corporation. Stocks   percentage, based on
is valid; signature     fund's total return     about the fund's              are often referred    the combined
guarantees can be       has typically varied    organization,                 to as "equities."     earnings from
provided by members     from its historical     investments,                                        dividends, capital
of the STAMP            average.                policies and risks.                                 gains and change in
program.                                                                                            price over a given
                                                                                                    period.

How to redeem shares

[ENVELOPE]
By mail

You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, One Commerce Square, Philadelphia, PA 19103-7057. All owners of the account must sign the request, and for redemptions of more than $50,000, you must include a signature guarantee for each owner. You can also fax your written request to 267.256.8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[TELEPHONE]
By telephone

You can redeem up to $50,000 of your shares by telephone. You may have the proceeds sent to you by check or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[WIRE]
By wire

You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[PERSON]
Through your financial adviser

Your financial adviser can handle all the details of redeeming your shares. Your adviser may charge a separate fee for this service.


V    Volatility
     ---------------------------------------------------------------------------
     The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

How to redeem shares
(continued)

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Account minimum
If you redeem shares and your account balance falls below $250, the Fund may redeem your account after 60 days' written notice to you.


Exchanges
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B and Class C shares of the funds in the Delaware Investments family.

Dividends, distributions and taxes
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

Tax laws are subject to change, so we urge you to consult your tax adviser about your particular tax situation and how it might be affected by current tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash. Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. Any capital gains may be taxable at different rates depending on the length of time the Fund held the assets. In addition, you may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

Financial highlights

                                                                                           Institutional Class
--------------------------------------------------------------------------------------------------------------
                                                                                                   Period
                                                                                                 12/29/99(1)
The Financial                                                                                      through
highlights table is           Delaware American Services Fund                                      6/30/00
intended to help you          --------------------------------------------------------------------------------
understand the                Net asset value, beginning of period                                 $ 8.500
Fund's financial              --------------------------------------------------------------------------------
performance. All              Income from investment operations:
"per share"                   --------------------------------------------------------------------------------
information reflects          Net investment income(2)                                               0.010
financial results             --------------------------------------------------------------------------------
for a single Fund             Net realized and unrealized gain on investments                        2.030
share. This                                                                                        -------
information has been          --------------------------------------------------------------------------------
audited by Ernst &            Total from investment operations                                       2.040
Young LLP, whose                                                                                   -------
report, along with            --------------------------------------------------------------------------------
the Fund's financial          Net asset value, end of period                                       $10.540
statements, is                                                                                     =======
included in the               --------------------------------------------------------------------------------
Fund's annual                 Total return(3)                                                       24.00%
report, which is              --------------------------------------------------------------------------------
available upon                Ratios and supplemental data:
request by calling            --------------------------------------------------------------------------------
800.523.1918                  Net assets, end of period (000 omitted)                               $2,479
                              --------------------------------------------------------------------------------
                              Ratio of expenses to average net assets(4)                             0.75%
                              --------------------------------------------------------------------------------
                              Ratio of expenses to average net assets prior to expense
                                 limitation and expenses paid indirectly                             0.97%
                              --------------------------------------------------------------------------------
                              Ratio of net investment income to average net assets                   0.20%
                              --------------------------------------------------------------------------------
                              Ratio of net investment loss to average net assets
                                 prior to expense limitation and expenses paid indirectly           (0.02%)
                              --------------------------------------------------------------------------------
                              Portfolio turnover                                                      988%
                              --------------------------------------------------------------------------------

(1) Date of initial public offering; ratios have been annualized but total return has not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value. Total return reflects the expense limitations in effect for the Fund.
(4) Ratios for the period ended June 30, 2000 including fees paid indirectly in accordance with Securities and Exchange Commission rules were 0.78%, for Institutional Class.

How to read the
Financial highlights
                    ---------------------------------------------------------------------------------------------------------------
                    Net investment income         Net asset value (NAV)       Ratio of expenses to          Portfolio turnover
                    Net investment                This is the value of        average net assets            This figure tells
                    income includes               a mutual fund share,        The expense ratio is          you the amount of
                    dividend and                  calculated by               the percentage of             trading activity in
                    interest income               dividing the net            net assets that a             a fund's portfolio.
                    earned from a fund's          assets by the number        fund pays annually            For example, a fund
                    investments; it is            of shares                   for operating                 with a 50% turnover
                    after expenses have           outstanding.                expenses and                  has bought and sold
                    been deducted.                                            management fees.              half of the value of
                                                  Total return                These expenses                its total investment
                    Net realized and              This represents the         include accounting            portfolio during the
                    unrealized gain               rate that an                and administration            stated period.
                    on investments                investor would have         expenses, services
                    A realized gain               earned or lost on an        for shareholders,
                    occurs when we sell           investment in a             and similar
                    an investment at a            fund. In calculating        expenses.
                    profit, while a               this figure for the
                    realized loss occurs          financial highlights        Ratio of net investment
                    when we sell an               table, we include           loss to average net assets
                    investment at a               applicable fee              We determine this
                    loss. When an                 waivers, exclude            ratio by dividing
                    investment increases          front-end and               net investment
                    or decreases in               contingent deferred         income by average
                    value but we do not           sales charges, and          net assets.
                    sell it, we record            assume the
                    an unrealized gain            shareholder has
                    or loss. The amount           reinvested all
                    of realized gain per          dividends and
                    share, if any, that           realized gains.
                    we pay to
                    shareholders would            Net assets
                    be listed under               Net assets represent
                    "Less dividends and           the total value of
                    distributions -               all the assets in a
                    Distributions from            fund's portfolio,
                    net realized gain on          less any
                    investments."                 liabilities, that
                                                  are attributable to
                                                  that class of the
                                                  fund.


Delaware American Services Fund

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have any questions about investing in this Fund, you can write to us at One Commerce Square, Philadelphia, PA 19103-7057, or call toll-free 800.510.4015. You may also obtain additional information about the Fund from your financial adviser.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http//www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202.942.8090.

Web site

www.delawareinvestments.com

E-mail

service@delinvest.com

Client Services Representative

800.510.4015

Delaphone Service

800.362.FUND (800.362.3863)

oFor convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-1485

DELAWARE(SM)
INVESTMENTS
---------------------
Philadelphia o London

P-499 [--] BUR 2/01